Goodwill and Other Intangible Assets, net - Net Carrying Value of Other Intangibles (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Net book value of other intangible assets by the reportable segment
Other intangible assets, net	$ 928.4	$ 960.9
Corporate
Net book value of other intangible assets by the reportable segment
Other intangible assets, net	12.0	13.9
Carlisle Construction Materials
Net book value of other intangible assets by the reportable segment
Other intangible assets, net	288.0	300.9
Carlisle Interconnect Technologies
Net book value of other intangible assets by the reportable segment
Other intangible assets, net	372.4	384.8
Carlisle Fluid Technologies
Net book value of other intangible assets by the reportable segment
Other intangible assets, net	$ 256.0	$ 261.3